SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of Consolidation and Basis of Presentation:
A.	Principles of Consolidation and Basis of Presentation:

The Company's consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries ("the Group"), after elimination of material intercompany transactions and balances.

The Company's consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") in the United States of America.

The following is a summary of the significant accounting policies, which were applied in the preparation of these financial statements, on a consistent basis:

Cash and Cash Equivalents:
B.	Cash and Cash Equivalents:

Cash and cash equivalents are comprised of cash and demand deposits in banks and other short-term, highly liquid investments (primarily interest-bearing deposits) with maturity dates not exceeding three months from the date of deposit.

Allowance for Doubtful Accounts:
C.	Allowance for Doubtful Accounts:
The allowance for doubtful accounts is computed on the specific identification basis.
Short-Term Investments:
D.	Short-Term Investments:

Held to Maturity Investments
Securities held to maturity include investments in debt securities that the Company has positive intent and ability to hold to maturity. Securities held to maturity are measured at amortized cost.

Short-term held to maturity investments include investments in debt securities with maturities of more than three months but less than one year.

Available for Sales Securities
Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale and that are not classified in any of the other categories of financial assets. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses and foreign currency differences on available for sale-debt instruments are recognized in other comprehensive income and presented in the fair value reserve in equity. When an investment is derecognized, the gain or loss accumulated in equity is reclassified to the Statement of income.

Inventories:
E.	Inventories:

Inventories are presented at the lower of cost or market. Cost is determined as follows:
Raw materials-on the average cost basis.

Finished goods and work in process - on actual production cost basis (materials, labor and indirect manufacturing costs).

The Company writes down product inventory, based on assumptions about future demand and market conditions.

Fixed assets:
F.	Fixed assets:

Fixed assets are presented at cost, net of accumulated depreciation. Annual depreciation is calculated based on the straight-line method over the shorter of the estimated useful lives of the related assets. Estimated useful life, in years, is as follows:

Years
Electronic equipment	3-7
Office furniture and equipment	7-15

Leasehold improvements are amortized using the straight-line method, over the expected useful lives of the improvements.

Accrued Warranty Costs:
G.	Accrued Warranty Costs:

Accrued warranty costs are calculated in respect of the warranty period on the Company's products (generally one year) and are based on the Company's prior experience and in accordance with management's estimate. See Note 5B for disclosure with regard to accrued warranty costs.

Revenue Recognition:
H.	Revenue Recognition:

Revenues from the sale of products are recognized when all the following criteria have been met: a persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, collection of resulting receivables is probable and there are no remaining significant obligations.

ASU No. 2009-13, requires allocation of arrangement consideration among the separate units of accounting based on their relative selling prices. The selling price for each unit of accounting is determined based on a selling price hierarchy using either vendor specific objective evidence ("VSOE") of selling price, third party evidence of selling price ("TPE") or the vendor's best estimate of estimated selling price ("ESP") for that deliverable. Use of the residual method is prohibited. The objective of ESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis.

ASU No. 2009-14,  modified the scope of the software revenue recognition guidance to exclude (a) non-software components of tangible products and (b) software components of tangible products that are sold, licensed, or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's functionality.

The adoption of this standard did not have a material impact on the Company's Consolidated Statements of Operations.

Revenues from Service contracts generally specify fixed payment amounts for periods longer than one month, and are recognized on a straight line basis over the term of the contract.

Research and Development:
I.	Research and Development:

Research and development costs are charged to operations as incurred. Amounts received or receivable from the Government of Israel through the Office of the Chief Scientist ("OCS") as participation in certain research and development programs are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement are expected to be met. Royalty expenses are determined based on actual revenues and presented in Cost of Goods Sold.

Income Taxes:
J.	Income Taxes:

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, "Income Taxes". Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carryforwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Share-Based Compensation:
K.	Share-Based Compensation:

The Company accounts for equity based compensation using ASC 718-10 "Share-Based Payment," which requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards.

Stock Options

Under ASC 718, the fair market value of each option grant is estimated on the date of grant using the "Black-Scholes option pricing" method with the following weighted-average assumptions:

	2 0 1 3	2 0 1 2	2 0 1 1
Risk-free interest rate	1.35%	0.66%	1.35%
Expected life of options	4.75 years	4.75 years	4.75 years
Expected volatility	68.13%	87.86%	88.06%
Expected dividend yield	0%	0%	0%

Earnings per Share:
L.	Earnings per Share:

Earnings per share are presented in accordance with ASC 260-10, "Earnings per Share." Pursuant to which, basic earnings per share excludes the dilutive effects of convertible securities and is computed by dividing income (loss) available to common shareholders by the weighted-average number of ordinary shares outstanding for the period. Diluted earnings per share reflect the potential dilutive effect of all convertible securities. The number of potentially dilutive securities excluded from diluted earnings per share due to the anti-dilutive effect amounted to 939,366 in 2013, 824,664 in 2012 and 449,237 in 2011.

Fair Value Measurements:
M.	Fair Value Measurements:

The fair values of the Company cash and cash equivalents, accounts receivable, and accounts payable approximate their carrying amounts due to their short-term nature. The estimated fair values of our derivative instruments are calculated based on market rates to settle the instruments. These values represent the estimated amounts the Company would receive upon sale or pay upon transfer, taking into consideration current market rates.  The Company calculate derivative asset and liability amounts using a variety of valuation techniques, depending on the specific characteristics of the hedging instrument, taking into account credit risk. The fair value of the Company derivative contracts (including forwards and options) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, the Company derivative contracts have been classified as Level 2. Inputs used in these standard valuation models include the applicable spot, forward, and discount rates. The standard valuation model for the Company option contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third-party resource.

Derivative Financial Instruments:
N.	Derivative Financial Instruments:

ASC 815 requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. See Note 12 for disclosure of the derivative financial instruments in accordance with such pronouncements.

Impairment of long-lived assets:
O.	Impairment of long-lived assets:

Long-lived assets, held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values.

New Accounting Pronouncements:
P.	New Accounting Pronouncements:

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Amendments to Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income ("ASU 2013-03"). ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective, for public entities, prospectively for reporting periods beginning after December 15, 2012. The adoption of the ASU had no impact the company's financial position or results of operations.

In December 2011, the FASB issued an accounting standard update requiring enhanced disclosure about certain financial instruments and derivative instruments that are offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirement becomes effective retrospectively in the Company's fiscal year ending December 31, 2014. The Company does not expect that the requirement will have an impact on its financial position, results of operations or cash flows as it is disclosure-only in nature.